Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The following table sets forth our provision (benefit) for income taxes for the periods indicated:

	THIRTEEN WEEKS ENDED AUGUST 2, 2015	THIRTEEN WEEKS ENDED AUGUST 3, 2014
Current provision (benefit):
Federal	$8,757	$(1,162)
State and local	1,773	78
Foreign	(57)	89
Deferred benefit	(5,324)	(6,050)

Total provision (benefit) for income taxes	$5,149	$(7,045)

	TWENTY-SIX WEEKS ENDED AUGUST 2, 2015	TWENTY-SIX WEEKS ENDED AUGUST 3, 2014
Current provision (benefit):
Federal	$12,749	$982
State and local	3,506	1,111
Foreign	205	240
Deferred expense (benefit)	245	(4,620)

Total provision (benefit) for income taxes	$16,705	$(2,287)

The following table sets forth our provision (benefit) for income taxes for the periods indicated:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Current expense
Federal	$739	$615	$536
Foreign	117	97	361
State and local	4,617	1,150	(51)
Deferred benefit	(1,615)	(801)	(13,548)

Total provision (benefit) for income taxes	$3,858	$1,061	$(12,702)

Components of Deferred Tax Liabilities and Assets

The following tables set forth the significant components of our deferred tax liabilities and assets as of:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Deferred tax assets:
Deferred revenue and redemption ticket liability	$11,610	$9,540
Tax credit carryovers	8,862	10,297
Leasing transactions	8,036	5,585
Accrued liabilities	4,305	1,985
Workers’ compensation and general liability insurance	3,863	3,429
Deferred compensation	2,553	1,610
State net operating loss carryovers	2,133	3,503
Other	1,958	1,567
Smallware supplies	738	714
Indirect benefit of unrecognized tax benefits	272	225

Total deferred tax assets	44,330	38,455

Valuation allowance for deferred tax assets—US	(931)	(1,388)

Total deferred tax assets, net	43,399	37,067

Deferred tax liabilities:
Trademark/tradename	32,268	31,578
Property and equipment	7,997	4,109
Prepaid expenses	371	232

Total deferred tax liabilities	40,636	35,919

Net deferred tax assets	$2,763	$1,148

Net Deferred Tax Liability

The net deferred tax assets are presented in the Consolidated Balance Sheets as follows:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Deferred income taxes—current	$30,962	$24,802

Deferred tax assets	30,962	24,802

Deferred income taxes—current	371	—
Deferred income taxes—non current	27,828	23,654

Deferred tax liabilities	28,199	23,654

Net deferred tax assets	$2,763	$1,148

Change in Unrecognized Tax Benefits

The following table sets forth the change in unrecognized tax benefits excluding interest, penalties and related income tax benefits for the periods indicated:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Balance at beginning of year	$476	$471	$940
Additions for tax positions of prior years	90	176	108
Reductions for tax positions of prior years	—	(32)	(1)
Settlements	—	—	(576)
Lapse of statute of limitations	—	(139)	—

Balance at end of year	$566	$476	$471

Reconciliation of Federal Statutory Rate to Effective Income Tax Rate

The following table sets forth the reconciliation of the federal statutory rate to the effective income tax rate for the periods indicated:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	20.7%	30.8%	1.2%
Foreign taxes	—%	1.8%	0.9%
Nondeductible expenses	11.3%	24.9%	(23.5)%
Tax credits	(31.4)%	(74.8)%	65.8%
Valuation allowance	(4.0)%	7.1%	257.4%
Change in reserve	1.2%	0.2%	32.9%
Other	0.9%	1.7%	(45.7)%

Effective tax rate	33.7%	26.7%	324.0%